Retail | Fidelity MSCI Information Technology Index ETF
Fund Summary Fund: Fidelity® MSCI Information Technology Index ETF
Investment Objective
The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Information Technology Index.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Fidelity MSCI Information Technology Index ETF Class: Fidelity MSCI Information Technology Index ETF USD ($)
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses	Retail Fidelity MSCI Information Technology Index ETF Class: Fidelity MSCI Information Technology Index ETF
Management fee	0.12%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.12%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the example. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example	Retail Fidelity MSCI Information Technology Index ETF Class: Fidelity MSCI Information Technology Index ETF USD ($)
1 year	$ 12
3 years	39
5 years	68
10 years	$ 154

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Information Technology Index, which represents the performance of the information technology sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Information Technology Index.

Principal Investment Risks
  Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Information Technology Industry Concentration. The information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares are listed on NYSE Arca, Inc. (NYSE Arca) and trade at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV.
  Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  No History of an Active Trading Market/Trading Issues. The fund is a recently organized series of an investment company. There can be no assurance that an active trading market will be maintained. Trading may be halted, for example, due to market conditions.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Year

During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.80%	June 30, 2014
Lowest Quarter Return	2.24%	March 31, 2014
Year-to-Date Return	-3.19%	September 30, 2015

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2014
Average Annual Total Returns - Retail - Fidelity MSCI Information Technology Index ETF	Past 1 year	Life of fund [1]	Inception Date
Class: Fidelity MSCI Information Technology Index ETF | Return Before Taxes	18.16%	22.43%	Oct. 21, 2013
Class: Fidelity MSCI Information Technology Index ETF | Return After Taxes on Distributions	17.83%	22.10%	Oct. 21, 2013
Class: Fidelity MSCI Information Technology Index ETF | Return After Taxes on Distributions and Sale of Fund Shares	10.52%	17.14%	Oct. 21, 2013
MSCI USA IMI Information Technology Index (reflects no deduction for fees, expenses, or taxes)	18.25%	22.57%	Oct. 21, 2013
[1]	From October 21, 2013.